Consolidated Statements of Operations - EUR (€) € in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total net sales		€ 28,262.9	€ 27,558.5	€ 21,173.4
Total cost of sales	[1]	(13,770.9)	(13,422.4)	(10,473.3)
Gross profit		14,492.0	14,136.1	10,700.1
Research and development (R&D) costs		(4,303.7)	(3,980.6)	(3,253.5)
Selling, general and administrative (SG&A) costs		(1,165.7)	(1,113.2)	(945.9)
Income from operations		9,022.6	9,042.3	6,500.7
Interest and other, net		19.8	41.2	(44.6)
Income before income taxes		9,042.4	9,083.5	6,456.1
Income tax expense		(1,680.6)	(1,435.8)	(969.9)
Income after income taxes		7,361.8	7,647.7	5,486.2
Profit from equity method investments		209.8	191.3	138.0
Net income		€ 7,571.6	€ 7,839.0	€ 5,624.2
Basic net income per ordinary share (in EUR per share)		€ 19.25	€ 19.91	€ 14.14
Diluted net income per ordinary share (in EUR per share)		€ 19.24	€ 19.89	€ 14.13
Number of ordinary shares used in computing per share amounts:
Basic (in shares)		393.3	393.8	397.7
Diluted (in shares)		393.6	394.1	398.0
Net system sales
Total net sales		€ 21,768.7	€ 21,938.6	€ 15,430.3
Total cost of sales		(10,406.9)	(10,151.0)	(7,582.3)
Net service and field option sales
Total net sales		6,494.2	5,619.9	5,743.1
Total cost of sales		€ (3,364.0)	€ (3,271.4)	€ (2,891.0)

[1]	Cost of sales includes amounts with related parties of €2,793.2 million, €2,854.5 million and €2,206.1 million in 2024, 2023 and 2022, respectively.